Trade receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables [Line Items]
Trade receivables	¥ 40,926	¥ 4,824
Provision on impairment	(2,470)	0
Total	¥ 38,456	¥ 4,824